Goodwill and other intangibles (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of detailed information about intangible assets [abstract]
Disclosure of reconciliation of changes in intangible assets and goodwill

	Goodwill	Customer Relationship Intangible	Other	Total
As at December 31, 2020	$559	$—	$32	$591
Acquisitions (note 3)	1,417	470	17	1,904
Additions	—	—	7	7
Amortization[1]	—	(43)	(15)	(58)
Foreign exchange	(1)	(1)	—	(2)
Disposals	—	—	(2)	(2)
As at December 31, 2021	$1,975	$426	$39	$2,440

As at December 31, 2021
Cost	$1,975	$469	$79	$2,523
Accumulated amortization	—	(43)	(40)	(83)
Net	$1,975	$426	$39	$2,440

As at December 31, 2021	$1,975	$426	$39	$2,440
Amortization[1]	—	(54)	(11)	(65)
Foreign exchange	(11)	(3)	(1)	(15)
Finalization of purchase price allocation on Angelina acquisition (note 3)	(20)	21	—	1
Other	—	—	(3)	(3)
As at December 31, 2022	$1,944	$390	$24	$2,358

As at December 31, 2022
Cost	$1,944	$486	$74	$2,504
Accumulated amortization	—	(96)	(50)	(146)
Net	$1,944	$390	$24	$2,358
1.Amortization of $65 million relates to selling, general and administration expense (2021 - amortization of $1 million relates to cost of products sold and amortization of $57 million relates to selling, general and administration expense).

Schedule of Goodwill
For the purposes of impairment testing, goodwill has been allocated to the following CGU groups:

As at	December 31, 2022	December 31, 2021
Canadian lumber	$171	$171
US lumber	409	429
North America EWP	1,280	1,280
Europe EWP	84	95
Total	$1,944	$1,975